Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net investment income
Net gain on mortgage loans acquired for sale	$ 106,442	$ 51,016	$ 35,647
Mortgage loan origination fees	41,993	28,702	18,184
Interest income	222,122	201,345	172,348
Interest expense:
Interest expense	149,768	124,708	85,589
Net interest income	72,354	76,637	86,759
Net mortgage loan servicing fees	54,789	49,319	37,893
Net gain on investments	7,175	53,985	201,809
Results of real estate acquired in settlement of loans	(19,118)	(19,177)	(32,451)
Other	8,453	8,283	8,900
Net investment income	272,088	248,765	356,741
Expenses
Mortgage loan fulfillment fees	86,465	58,607	48,719
Mortgage loan servicing fees	50,615	46,423	52,522
Management fees	20,657	24,194	35,035
Mortgage loan collection and liquidation	13,436	10,408	6,892
Mortgage loan origination	7,108	4,686	2,638
Compensation	7,000	7,366	8,328
Professional services	6,819	7,306	8,380
Other	18,225	16,471	14,763
Total expenses	210,325	175,461	177,277
Income before benefit from income taxes	61,763	73,304	179,464
Benefit from income taxes	(14,047)	(16,796)	(15,080)
Net income	$ 75,810	$ 90,100	$ 194,544
Earnings per share
Basic	$ 1.09	$ 1.19	$ 2.62
Diluted	$ 1.08	$ 1.16	$ 2.47
Weighted-average common shares outstanding
Basic	68,642	74,446	73,495
Diluted	77,109	83,336	82,211
Nonaffiliates [Member]
Net investment income
Net gain on mortgage loans acquired for sale	$ 97,218	$ 43,441	$ 31,395
Interest income	199,521	175,980	159,056
Interest expense:
Interest expense	141,938	121,365	85,589
Net mortgage loan servicing fees	53,216	48,532	37,884
Net gain on investments	24,569	50,746	222,643
PennyMac Financial Services, Inc. [Member]
Net investment income
Net gain on mortgage loans acquired for sale	9,224	7,575	4,252
Interest income	22,601	25,365	13,292
Interest expense:
Interest expense	7,830	3,343	0
Net mortgage loan servicing fees	1,573	787	9
Net gain on investments	$ (17,394)	$ 3,239	$ (20,834)